Other payables (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other payables
Accrued expenses	¥ 1,352,992	$ 185,360	¥ 591,562